Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 6.5	$ 5.1	$ 5.2
Additions charged to expense	2.2	1.4	3.3
Deductions	(3.0)	(1.3)	(5.3)
Mead C&OP acquisition	2.1	0	0
Foreign exchange changes	0.1	(0.2)	0.3
Balance at end of year	5.1	5.2	6.9
Allowance for Sales Returns and Discounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	10.6	7.7	9.2
Additions charged to expense	41.0	41.6	31.8
Deductions	(41.6)	(43.1)	(32.1)
Mead C&OP acquisition	2.8	0	0
Foreign exchange changes	0.7	0	(0.3)
Balance at end of year	7.7	9.2	9.8
Allowance for Cash Discounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	2.2	1.1	1.2
Additions charged to expense	16.4	11.0	11.3
Deductions	(16.0)	(11.0)	(11.1)
Mead C&OP acquisition	0.6	0	0
Foreign exchange changes	0.1	(0.1)	(0.2)
Balance at end of year	1.1	1.2	1.2
Warranty Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	2.8	2.7	3.1
Additions charged to expense	3.3	3.0	3.2
Settlements made (in cash or in kind)	(3.2)	(3.4)	(2.9)
Balance at end of year	2.7	3.1	2.8
Income Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	55.4	204.3	193.2
Charges/(credits) to expense	145.1	(5.4)	(15.7)
Charged to other accounts	(4.3)	7.0	(7.6)
Foreign exchange changes	0.5	(1.3)	(3.8)
Balance at end of year	$ 204.3	$ 193.2	$ 188.9